CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 75,317	$ 87,804
Accounts receivable, net of allowance for credit losses of $211 and $2,599, respectively	30,506	63,736
Inventories	28,638	53,944
Prepaid expenses and other current assets	11,601	14,408
Due from related parties	1,561	1,683
Current assets of discontinued operations	0	5,590
Total current assets	147,623	227,165
Non-current assets:
Goodwill	44,130	44,928
Property, plant, and equipment, net	14,595	7,037
Intangible assets, net	39,521	43,700
Right-of-use assets	3,448	2,413
Deferred tax assets, net	34	58,035
Other non-current assets	3,268	1,810
Non-current assets of discontinued operations	0	21,949
Total non-current assets	104,996	179,872
Total assets	252,619	407,037
Current liabilities:
Accounts payable, current	40,485	59,138
Accrued expenses and other current liabilities	45,959	49,134
Loans payable, current	10,931	31,942
Contract liabilities	11,281	14,004
Accrued warranties	15,749	17,871
Lease liabilities, current	1,047	1,618
Due to related parties	4,621	5,061
Current liabilities of discontinued operations	0	7,404
Total current liabilities	130,073	186,172
Non-current liabilities:
Loans payable, non-current	58,077	64,859
Loans payable, related parties, non-current	5,006	4,670
Contract liabilities, non-current	18,581	21,762
Lease liabilities, non-current	2,761	1,030
Deferred tax liabilities	9,756	0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0	7,950
Total non-current liabilities	94,181	100,271
Total liabilities	224,254	286,443
Commitments and contingencies
Shareholders’ equity:
Ordinary shares par value of $0.001; 990,000,000 shares authorized. 456,477,820 shares issued and 454,958,590 shares outstanding as of December 31, 2024. 456,477,820 shares issued and outstanding as of December 31, 2023. 10,000,000 shares, $0.001 par value, without designation; none authorized, issued and outstanding as of December 31, 2024 and 2023.	456	456
Treasury shares, at cost, 1,519,230 and none shares, respectively	(342)	0
Additional paid-in capital	479,480	473,590
Accumulated other comprehensive income	3,344	3,513
Accumulated deficit	(454,573)	(358,854)
Total Mynd.ai, Inc. shareholders’ equity	28,365	118,705
Non-controlling interest	0	1,889
Total shareholders’ equity	28,365	120,594
Total liabilities and shareholders’ equity	$ 252,619	$ 407,037